Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	$ 49,187,000	$ 48,702,000	$ 46,188,000
Less: Accumulated Depreciation	40,628,000	39,201,000	37,379,000
Property and Equipment, net	8,559,000	9,501,000	8,809,000
Land & Improvements [Member]
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	313,000	313,000	300,000
Buildings and Improvements [Member]
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	$ 2,739,000	$ 2,739,000	2,739,000
Property and equipment useful life	31 years 6 months	31 years 6 months
Machinery and Equipment [Member]
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	$ 26,953,000	$ 26,953,000	25,592,000
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment useful life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment useful life	8 years	8 years
Tools and Instruments [Member]
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	$ 16,628,000	$ 16,278,000	15,238,000
Tools and Instruments [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment useful life	1 year 6 months	1 year 6 months
Tools and Instruments [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment useful life	7 years	7 years
Automotive Equipment [Member]
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	$ 266,000	$ 266,000	266,000
Property and equipment useful life	5 years	5 years
Furniture and Fixtures [Member]
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	$ 309,000	$ 309,000	309,000
Furniture and Fixtures [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment useful life	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment useful life	8 years	8 years
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	$ 1,139,000	$ 1,139,000	$ 1,139,000
Property plant and equipment useful life	Useful Life, Shorter of Lease Term or Asset Utility [Member]		Useful Life, Shorter of Lease Term or Asset Utility [Member]
Computers and Software [Member]
Schedule of Property and Equipment [Line Items]
Total Property and Equipment	$ 840,000	$ 705,000	$ 605,000
Computers and Software [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment useful life	4 years	4 years
Computers and Software [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment useful life	6 years	6 years